Future Policy Benefits and Other Policyholder Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Future policy benefit reserves including gross unpaid claim reserves	$ 5,111,791	$ 4,757,641
Accident And Health Insurance
Future policy benefit reserves including gross unpaid claim reserves	$ 218,000	$ 191,000
Minimum
Interest rate determination of present values, percentage	2.50%
Maximum
Interest rate determination of present values, percentage	6.00%